FAIR VALUE MEASUREMENTS, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		$ 31,112	$ 27,063
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		31,112	27,063
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		626	1,112
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		30,486	25,201
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		0	750
Recurring [Member] | U.S. Government and Federal Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		11,276	6,543
Recurring [Member] | U.S. Government and Federal Agency [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		0	0
Recurring [Member] | U.S. Government and Federal Agency [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		11,276	6,543
Recurring [Member] | U.S. Government and Federal Agency [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		0	0
Recurring [Member] | Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	[1]	18,915	18,658
Recurring [Member] | Mortgage-backed Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	[1]	0	0
Recurring [Member] | Mortgage-backed Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	[1]	18,915	18,658
Recurring [Member] | Mortgage-backed Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	[1]	0	0
Recurring [Member] | Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		295
Recurring [Member] | Municipal Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		0
Recurring [Member] | Municipal Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		295
Recurring [Member] | Municipal Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		0
Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale			750
Recurring [Member] | Corporate Debt Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale			0
Recurring [Member] | Corporate Debt Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale			0
Recurring [Member] | Corporate Debt Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale			750
Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		626	1,112
Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		626	1,112
Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		0	0
Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		$ 0	$ 0

[1]	All of the Company's mortgage-backed securities are issued either by the U.S. Government, which includes GNMA pools, or by government-sponsored agencies such as FNMA and FHLMC.